Retirement And Pension Plans (Schedule Of Projected Benefit Obligations And Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Projected benefit obligations	¥ 180,868	¥ 163,060
Fair value of plan assets	138,986	127,775
Accumulated benefit obligations	175,419	161,322
Fair value of plan assets	¥ 135,314	¥ 126,380